Document and Entity Information	Feb. 10, 2020
Cover [Abstract]
Entity Registrant Name	LOEWS CORP
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0000060086
Document Type	8-K
Document Period End Date	Feb. 10, 2020
Entity Incorporation State Country Code	DE
Entity File Number	1-6541
Entity Tax Identification Number	13-2646102
Entity Address, Address Line One	667 Madison Avenue
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10065-8087
City Area Code	(212)
Local Phone Number	521-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	L
Security Exchange Name	NYSE
Entity Emerging Growth Company	false